Investment Strategy - T. Rowe Price Multi-Sector Income ETF	Nov. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

The fund invests in a variety of bonds and other debt instruments in seeking to provide high income and some capital appreciation. The fund shifts its investments among various sectors based on market conditions and the investment adviser’s outlook.

Normally, the fund invests its assets in a variety of U.S. and non-U.S. debt securities across the following primary sectors:

●	Below investment-grade corporate debt (including high yield bonds and bank loans);

●	Investment-grade corporate debt (including bonds issued by corporations located in the U.S. and other developed market countries);

●	Securitized debt and vehicles backed by pools of assets such as mortgages, loans, and other receivables (including agency and private mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, and collateralized loan obligations);

●	Government debt (including bonds issued by the U.S. government and its agencies and by governments of other developed market countries); and

●	Emerging market debt (including bonds issued by corporations and governments in emerging market countries).

The proportion of fund assets allocated to each of these sectors will vary with market conditions and the adviser’s assessment of their relative attractiveness as investment opportunities. The fund may opportunistically invest in other sectors or other types of securities in response to market conditions. There is no limit on the fund’s investments in U.S. dollar-denominated foreign debt instruments. Although the fund purchases non-U.S. dollar-denominated securities, the adviser normally seeks to limit the fund’s overall foreign currency exposure by hedging some or all of those holdings to the U.S. dollar. The fund may purchase securities of any maturity, and its weighted average maturity will vary based on interest rates and overall market conditions. The fund may also gain exposure to specific asset classes through the use of certain types of derivatives or by investing in other T. Rowe Price mutual funds and exchange-traded funds that focus their investments in a particular asset class.

The fund may use a variety of derivatives, such as futures, forwards, swaps, and options for a number of purposes, such as for market exposure or hedging. The fund specifically uses interest rate futures and future options, forward currency exchange contracts, credit default swaps, credit default swaps indexes (CDX), interest rate swaps and swaptions, and currency options. Interest rate futures and interest rate swaps, and options on those instruments, are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Forward currency exchange contracts are typically used to protect the fund’s foreign holdings from adverse currency movements relative to the U.S. dollar but may be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies. Credit default swaps can be used to protect the value of certain portfolio holdings, as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. CDXs are primarily used to hedge the portfolio’s overall credit risk or to efficiently gain exposure to certain sectors or asset classes (such as high yield bonds). Inflation swaps are typically used to manage the fund’s exposure to inflation risk or to achieve efficient exposure to inflation-linked securities. Currency options are primarily used in an effort to take advantage of currencies that are expected to appreciate in value. The fund may have exposure to non-U.S. currencies through derivatives without holding any securities denominated in those currencies.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.